UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06693

Nuveen Select Tax-Free Income Portfolio 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Tax-Free Income Portfolio 3 (NXR)
	December 31, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.5%

	MUNICIPAL BONDS – 95.5%

	Alaska – 1.2%
$ 2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	3/15 at 100.00	B2	$ 2,311,548
	Series 2006A, 5.000%, 6/01/32
	California – 19.4%
12,500	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA	4,983,000
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B+	884,570
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
1,125	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	B–	1,040,456
	County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
2,595	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	2,695,971
	Series 2006, 5.000%, 4/01/37
890	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	1,071,115
	Project, Series 2009, 6.750%, 2/01/38
265	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	3/15 at 100.00	BBB	264,981
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
2,275	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	1,307,306
	Bonds, School Facilities Improvement District 4, Series 2007A, 0.000%, 10/01/28 – NPFG Insured
2,985	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A1	1,883,923
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
700	4.500%, 6/01/27	6/17 at 100.00	B	664,776
2,090	5.000%, 6/01/33	6/17 at 100.00	B	1,732,171
4,055	Kern Community College District, California, General Obligation Bonds, Series 2003A, 0.000%,	No Opt. Call	Aa2	2,554,691
	3/01/28 – FGIC Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	775,773
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
11,985	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	5,962,777
	Bonds, Election of 2002, Series 2007C, 0.000%, 8/01/32 – AGM Insured
3,000	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	AA–	2,086,290
	0.000%, 8/01/25 – NPFG Insured
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA–	3,293,666
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
1,500	Placer Union High School District, Placer County, California, General Obligation Bonds, Series	No Opt. Call	AA	724,740
	2004C, 0.000%, 8/01/32 – AGM Insured
8,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	Aa2	3,980,160
	Facilities Improvement District 2007-1, Series 2009A, 0.000%, 8/01/32
3,940	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds, Combined Whitewater and	No Opt. Call	AA–	1,544,047
	1984 Project Areas, Series 2003A, 0.000%, 4/01/35 – NPFG Insured
1,030	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor,	8/17 at 100.00	AA–	1,059,345
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
69,135	Total California			38,509,758
	Colorado – 5.3%
1,540	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,560,544
	SYNCORA GTY Insured
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	2,212,320
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,073,100
	Association, Series 2007, 5.250%, 5/15/42
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	2,175,849
	5.000%, 11/15/43
1,295	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	AA–	648,873
	NPFG Insured
5,520	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.98	AA–	2,836,121
	NPFG Insured
13,290	Total Colorado			10,506,807
	District of Columbia – 0.1%
185	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/15 at 100.00	A1	184,989
	Series 2001, 6.250%, 5/15/24
	Florida – 0.5%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,050,190
	General Hospital, Series 2006, 5.250%, 10/01/41
	Illinois – 13.6%
3,500	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/28 –	No Opt. Call	AA–	1,851,080
	FGIC Insured
2,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 –	1/16 at 100.00	AA	2,016,920
	AGM Insured
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	AA+	1,211,983
	Trust 1137, 9.272%, 7/01/15 (IF)
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	305,971
	6.000%, 7/01/43
1,600	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	1,739,776
	5.000%, 5/15/24 – AGM Insured
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	2,161,730
	9/01/31 – RAAI Insured
1,500	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	1,650,765
	Centers, Series 2008A, 5.500%, 8/15/30
750	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	780,683
	University Center Project, Series 2006B, 5.000%, 5/01/25
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series	No Opt. Call	N/R (4)	1,829,700
	1992C, 6.250%, 4/15/22 (ETM)
1,560	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	1,585,724
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A–	2,474,722
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	778,980
	Series 2006, 0.000%, 5/01/23 – AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
2,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	1,290,025
4,775	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AAA	2,344,334
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,850,050
2,000	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	717,120
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	AA–	2,154,260
	NPFG Insured
310	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	359,594
	6.000%, 10/01/42
35,680	Total Illinois			27,103,417
	Indiana – 1.9%
270	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	301,180
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
435	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA	448,776
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
2,295	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AA+ (4)	2,347,372
	Series 2005, 4.375%, 7/15/25 (Pre-refunded 7/15/15) – NPFG Insured
1,000	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series	No Opt. Call	AA	649,760
	2005Z, 0.000%, 7/15/28 – AGM Insured
4,000	Total Indiana			3,747,088
	Iowa – 2.6%
2,745	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	2,836,985
	5.000%, 7/01/20
1,330	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	1,413,790
	Project, Series 2013, 5.000%, 12/01/19
950	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	872,556
	5.600%, 6/01/34
5,025	Total Iowa			5,123,331
	Kansas – 1.1%
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006:
1,425	5.125%, 7/01/26	7/16 at 100.00	A1	1,480,062
700	4.875%, 7/01/36	7/16 at 100.00	A1	713,538
2,125	Total Kansas			2,193,600
	Maryland – 0.3%
550	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	571,180
	9/01/23 – SYNCORA GTY Insured
	Massachusetts – 1.1%
2,200	Massachusetts, Special Obligation Revenue Refunding Bonds, Series 2002A, 5.500%, 6/01/15 –	No Opt. Call	AAA	2,249,434
	NPFG Insured
	Michigan – 2.5%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	384,344
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,635	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AA–	3,636,309
	7/01/34 – FGIC Insured
640	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA	659,539
	5.000%, 7/01/33 – AGM Insured
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	314,758
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
4,880	Total Michigan			4,994,950
	Mississippi – 0.4%
725	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	3/15 at 100.00	A	727,770
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Missouri – 1.4%
270	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	304,133
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
2,500	Missouri Highways and Transportation Commission, State Road Revenue Bonds, Refunding Senior	No Opt. Call	AAA	2,510,250
	Lien Series 2006, 5.000%, 2/01/15
2,770	Total Missouri			2,814,383
	Montana – 0.8%
1,440	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA–	1,549,613
	Services Corporation, Camposite Deal Series 2010A, 4.750%, 1/01/40
	Nevada – 2.6%
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,125,700
	International Airport, Series 2010A, 5.250%, 7/01/42
1,625	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,657,321
	6/01/18 – FGIC Insured
2,500	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	2,459,575
5,125	Total Nevada			5,242,596
	New Jersey – 2.3%
2,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	3/15 at 100.00	AA–	2,030,260
	2004A, 5.000%, 7/01/34 – NPFG Insured
4,570	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A2	2,523,828
	0.000%, 12/15/28 – AMBAC Insured
6,570	Total New Jersey			4,554,088
	New Mexico – 3.9%
2,700	Albuquerque, New Mexico, General Obligation Bonds, General Purpose Series 2012A,	No Opt. Call	AAA	2,752,542
	4.000%, 7/01/15
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,017,830
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Hospital Mortgage Revenue Bonds, University of Mexico	3/15 at 100.00	AA	4,006,720
	Hospital Project, Series 2004, 4.625%, 1/01/25 – AGM Insured
7,700	Total New Mexico			7,777,092
	New York – 2.8%
1,025	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	N/R	1,044,557
	Kaleida Health, Series 2006, 4.700%, 2/15/35
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	1,485,787
	Series 2012F, 5.000%, 11/15/26
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	2,716,625
	Series 2007B, 4.750%, 11/01/27 (5)
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	308,267
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
5,040	Total New York			5,555,236
	Ohio – 3.8%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,345	5.375%, 6/01/24	6/17 at 100.00	B–	1,167,890
1,465	6.000%, 6/01/42	6/17 at 100.00	B	1,205,871
435	5.875%, 6/01/47	6/17 at 100.00	B	356,991
3,720	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	3,199,014
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,475	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,630,671
	2013A-1, 5.000%, 2/15/48
8,440	Total Ohio			7,560,437
	Oklahoma – 0.8%
1,500	Tulsa, Oklahoma, General Obligation Bonds, Series 2013, 4.000%, 3/01/15	No Opt. Call	Aa1	1,509,855
	Pennsylvania – 1.9%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue	No Opt. Call	A–	2,714,465
	Refunding Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	1,051,330
	Bonds, Series 2010B, 0.000%, 12/01/30
3,435	Total Pennsylvania			3,765,795
	Puerto Rico – 2.0%
945	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	B	898,459
	7/01/31 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
1,170	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	226,348
12,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,177,160
9,015	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	BBB	691,090
23,130	Total Puerto Rico			3,993,057
	Rhode Island – 0.6%
1,150	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	AA–	1,154,623
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	South Carolina – 0.7%
1,500	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	No Opt. Call	A3	1,500,000
	1991A, 6.500%, 1/01/15 – NPFG Insured
	Tennessee – 0.5%
795	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A1	899,042
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Texas – 12.8%
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB	291,202
3,255	Garland, Texas, General Obligation Bonds, Series 2005A, 5.250%, 2/15/15 – AGM Insured	No Opt. Call	AAA	3,275,604
4,640	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	5,151,096
	2013A, 5.500%, 4/01/53
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,345	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	AA–	585,331
2,510	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	AA–	826,091
2,235	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 62.70	AA–	892,793
	0.000%, 11/15/32 – NPFG Insured
	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien
	Series 2001A:
2,845	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	AA	1,128,185
4,095	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA	1,263,144
1,275	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB	1,302,298
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
2,255	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB	2,434,318
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
290	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	AA	362,413
	Series 2008I, 0.000%, 1/01/42 – AGC Insured
4,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2010,	No Opt. Call	AAA	4,024,280
	5.000%, 2/15/15
2,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	2,186,380
	2012, 5.000%, 12/15/32
2,410	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	1,694,736
	2002A, 0.000%, 8/15/25 – AMBAC Insured
33,405	Total Texas			25,417,871
	Utah – 1.0%
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	AA–	2,014,016
	Virginia – 3.6%
3,500	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	2,475,270
	Appreciation Series 2012B, 0.000%, 7/15/32
815	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	10/15 at 101.00	BBB+	829,230
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
1,500	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	1,624,515
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,
	Opco LLC Project, Series 2012:
500	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	574,720
1,510	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,651,427
7,825	Total Virginia			7,155,162
	Washington – 2.8%
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,089,465
	Center, Series 2011A, 5.625%, 1/01/35
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	4,556,760
	Series 2012A, 5.000%, 10/01/32
4,990	Total Washington			5,646,225
	Wisconsin – 1.2%
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,378,012
	Series 2012B, 5.000%, 2/15/32
985	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	3/15 at 100.00	AA	988,881
2,235	Total Wisconsin			2,366,893
$ 263,985	Total Municipal Bonds (Cost $167,689,258)			189,750,046

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation 0.0%
$ 91	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 16,425
25	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	3,291
$ 116	Total Corporate Bonds (cost $9,243)				19,716
	Total Long-Term Investments (cost $167,698,501)				189,769,762
	Other Assets Less Liabilities – 4.5% (8)				8,975,939
	Net Assets – 100%				$ 198,745,701

Investments in Derivatives as of December 31, 2014
Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Termination Date	Unrealized Appreciation (Depreciation) (8)
Barclays	$ 2,700,000	Receive	USD-BMA	2.728%	Quarterly	5/28/15	5/28/24	$ (198,846)
Barclays	4,600,000	Receive	USD-BMA	2.597	Quarterly	6/12/15	6/12/26	(276,135)
JPMorgan	4,500,000	Receive	USD-BMA	3.230	Quarterly	6/01/15	6/01/35	(656,538)
	$11,800,000							$(1,131,519)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$189,750,046	$ —	$ 189,750,046
Corporate Bonds	—	—	19,716	19,716
Investments in Derivatives:
Interest Rate Swaps*	—	(1,131,519)	—	(1,131,519)
Total	$ —	$188,618,527	$19,716	$ 188,638,243
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments (excluding investments in derivatives) was $166,384,490.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$23,902,729
Depreciation	(517,457)
Net unrealized appreciation (depreciation) of investments	$23,385,272

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for
more information.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
USD-BMA	United States Dollar-Bond Market Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 27, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 27, 2015